Selected Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Intangible Assets, Net

At September 30, 2023 and December 31, 2022, intangible assets, primarily consisting of acquired IPR&D and patents, and accumulated amortization were as follows (in thousands):

	September 30, 2023 (unaudited)	December 31, 2022
Intangible assets	$1,312	$1,312
Accumulated amortization	(672)	(574)
Total intangible assets, net	$640	$738

At December 31, 2022 and 2021, intangible assets, primarily consisting of acquired IPR&D and patents, and accumulated amortization were as follows (in thousands):

	December 31,
	2022	2021
Intangible assets	$1,312	$1,312
Accumulated amortization	(574)	(442)
Total intangible assets, net	$738	$870

Schedule of Amortization Assets

Amortization of intangible assets for periods subsequent to September 30, 2023 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2023	$33
2024	131
2025	131
2026	132
Thereafter	213
Total	$640

Amortization of intangible assets for periods subsequent to December 31, 2022 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2023	$131
2024	132
2025	131
2026	131
Thereafter	213
Total	$738

Schedule of Accounts Payable and Accrued Liabilities

At September 30, 2023 and December 31, 2022, accounts payable and accrued liabilities were comprised of the following (in thousands):

	September 30, 2023 (unaudited)	December 31, 2022
Accounts payable	$1,172	$568
Accrued compensation	206	193
Accrued vendors and other expenses	293	273
Total accounts payable and accrued liabilities	$1,671	$1,034

At December 31, 2022 and 2021, accounts payable and accrued liabilities were comprised of the following (in thousands):

	December 31,
	2022	2021
Accounts payable	$568	$193
Accrued compensation	193	212
Accrued vendors and other expenses	273	366
Total accounts payable and accrued liabilities	$1,034	$771